Marketable Securities (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Investments, All Other Investments [Abstract]
Marketable securities, shares	2,500,000
Per Share	$ 0.265
Gain (Loss) on marketable securities	$ 195,000	$ 130,000